LEGG MASON VALUE TRUST, INC.
                       LEGG MASON TOTAL RETURN TRUST, INC.
                    LEGG MASON SPECIAL INVESTMENT TRUST, INC.
                   LEGG MASON AMERICAN LEADING COMPANIES TRUST
                            LEGG MASON BALANCED TRUST
                LEGG MASON U.S. SMALL-CAPITALIZATION VALUE TRUST
                       LEGG MASON FINANCIAL SERVICES FUND

   SUPPLEMENT TO THE PRIMARY CLASS AND CLASS A PROSPECTUS DATED JULY 31, 2000

All of the performance information on page 17 of the Prospectus, including all information related to Legg Mason Value Trust, Inc. ("Value Trust"), is replaced with the following:

PERFORMANCE

Each fund has two authorized classes of shares: Primary Class shares and Institutional Class shares; Value Trust, Total Return Trust, Special Investment Trust and Balanced Trust have an additional authorized class of shares:
Financial Intermediary Class shares and Financial Services Fund has an additional authorized class of shares: Class A shares. Each class is subject to different expenses and a different sales charge structure. The information below provides an indication of the risks of investing in a fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of a fund does not necessarily indicate what will happen in the future.

VALUE TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1991     34.73
1992     11.44
1993     11.26
1994      1.39
1995     40.76
1996     38.43
1997     37.05
1998     48.04
1999     26.71
2000     -7.14

DURING THE PAST TEN CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                December 31, 1998                 +35.86%

    WORST QUARTER:               September 30, 1998                -11.64%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index, a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.


                                     1 YEAR   5 YEARS   10 YEARS  LIFE OF CLASS

    VALUE TRUST - PRIMARY CLASS      -7.14%   +27.01%    +22.93%    +19.93%(a)

    S&P 500 INDEX                    -9.10%   +18.33%    +17.46%    +17.41%(b)

(a)  April 16, 1982 (commencement of operations) to December 31, 2000.
(b)  April 30, 1982 to December 31, 2000.

All of the performance information on page 18 of the Prospectus related to Legg Mason Total Return Trust, Inc. ("Total Return Trust") is replaced with the following:

TOTAL RETURN TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1991     40.48
1992     14.32
1993     14.08
1994     -7.12
1995     30.36
1996     31.14
1997     37.50
1998     -0.39
1999     -6.56
2000     -4.62

DURING THE PAST TEN CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                March 31, 1991                    +14.35%

    WORST QUARTER:               September 30, 1998                -15.84%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.


                                     1 YEAR   5 YEARS   10 YEARS  LIFE OF CLASS

    TOTAL RETURN TRUST -
    PRIMARY CLASS                    -4.62%    +9.87%    +13.51%    +9.52%(a)

    S&P 500 INDEX                    -9.10%   +18.33%    +17.46%   +16.29%(b)

(a)  November 21, 1985 (commencement of operations) to December 31, 2000.
(b)  November 30, 1985 to December 31, 2000.

All of the performance information on page 19 of the Prospectus related to Legg Mason Special Investment Trust, Inc. ("Special Investment Trust") is replaced with the following:

SPECIAL INVESTMENT TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1991     38.44
1992     15.36
1993     24.13
1994    -13.07
1995     22.50
1996     28.85
1997     22.12
1998     23.31
1999     35.54
2000    -12.00

DURING THE PAST TEN CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                December 31, 1998                 +40.13%

    WORST QUARTER:               September 30, 1998                -20.49%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.

                                     1 YEAR   5 YEARS   10 YEARS  LIFE OF CLASS

    SPECIAL INVESTMENT TRUST -      -12.00%   +18.23%    +17.26%    +14.38%(a)
    PRIMARY CLASS

    S&P 500 INDEX                    -9.10%   +18.33%    +17.46%    +16.02%(b)

(a)  December 30, 1985 (commencement of operations) to December 31, 2000.
(b)  December 31, 1985 to December 31, 2000.

All of the performance information on page 20 of the Prospectus related to Legg Mason American Leading Companies Trust ("American Leading Companies Trust") is replaced with the following:

AMERICAN LEADING COMPANIES TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1994     -4.19
1995     22.94
1996     28.36
1997     23.75
1998     21.33
1999      5.25
2000      0.51

DURING THE PAST SEVEN CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                December 31, 1998                 +23.95%

    WORST QUARTER:               September 30, 1999                -14.67%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.

                                     1 YEAR      5 YEARS    LIFE OF CLASS

    AMERICAN LEADING COMPANIES       +0.51%      +15.31%      +12.82%(a)
    TRUST - PRIMARY CLASS

    S&P 500 INDEX                    -9.10%      +18.33%      +17.60%(b)

(a)  September 1, 1993 (commencement of operations) to December 31, 2000.
(b)  August 31, 1993 to December 31, 2000.

All of the performance information on page 21 of the Prospectus related to Legg Mason Balanced Trust ("Balanced Trust") is replaced with the following:

BALANCED TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1997     18.71
1998      5.60
1999     -1.37
2000      3.43

DURING THE PAST FOUR CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                December 31, 1998                 +9.00%

    WORST QUARTER:               September 30, 1998                -7.07%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.

                                      1 YEAR                LIFE OF CLASS

    BALANCED TRUST -
    PRIMARY CLASS                     +3.43%                  +6.90%(a)


    S&P 500 INDEX                     -9.10%                 +18.32%(b)

(a)  October 1, 1996 (commencement of operations) to December 31, 2000.
(b)  September 30, 1996 to December 31, 2000.

All of the performance information on page 22 of the Prospectus related to Legg Mason U.S. Small-Capitalization Value Trust ("Small-Cap Value") is replaced with the following:

SMALL-CAP VALUE TRUST - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1999     -5.00
2000     +7.80


DURING THE PAST TWO CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                June 30, 1999                     +21.11%

    WORST QUARTER:               September 30, 1998                -21.59%

In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.



                                      1 YEAR                LIFE OF CLASS

SMALL-CAP VALUE TRUST --              +7.80%                  -4.52%(a)
PRIMARY CLASS

S&P 500 INDEX                         -9.10%                  +7.63%(b)

(a) June 15, 1998 (commencement of operations of each class) to December 31, 2000.
(b)  For the period June 30, 1998 to December 31, 2000.


All of the performance information on page 23 of the Prospectus related to Legg Mason Financial Services Fund ("Financial Services Fund") is replaced with the following:

FINANCIAL SERVICES FUND - PRIMARY CLASS SHARES

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

[PERFORMANCE CHART]

1999     -10.97
2000      29.33


DURING THE PAST TWO CALENDAR YEARS:

                                 QUARTER ENDED                  TOTAL RETURN

    BEST QUARTER:                September 30, 2000                +17.88%

    WORST QUARTER:               September 30, 1999                -13.23%



In the following table, the average annual total return for the years ended December 31, 2000 is compared with the S&P 500 Index.

                                      1 YEAR                LIFE OF CLASS

FINANCIAL SERVICES--CLASS A           +24.10%                 +7.98%(a)

FINANCIAL SERVICES--
PRIMARY CLASS                         +29.33%                 +9.69%(a)

S&P 500 INDEX                          -9.10%                 +7.54%(b)

(a) November 16, 1998 (commencement of operations of each class) to December 31, 2000. On October 5, 1999, this fund was reorganized from a series of Bartlett Capital Trust to a series of Legg Mason Investors Trust, Inc.

(b)  For the period November 30, 1998 to December 31, 2000.


The following information regarding the funds' performance for the six-month period ended September 30, 2000 is added to the financial highlights charts on pages 46-50 of the Prospectus. This information has not been audited by the funds' independent auditors.


                                                                                         SPECIAL            AMERICAN
                                                                   TOTAL RETURN         INVESTMENT           LEADING
SIX MONTHS ENDED                               VALUE TRUST            TRUST               TRUST          COMPANIES TRUST
SEPTEMBER 30, 2000 (UNAUDITED)                PRIMARY CLASS       PRIMARY CLASS       PRIMARY CLASS       PRIMARY CLASS
------------------------------                -------------       -------------       -------------       -------------
Net Asset Value,
Beginning of Year:                               $75.25              $18.26              $40.28              $18.69

Investment Operations
Net Investment Income (Loss):                    $(.16)              $  .06              $(.18)              $(.06)
Net Realized & Unrealized Gain/(Loss)
on Investments:                                  $(1.14)             $  .14              $(1.54)             $  .43

Total From Investment Operations:                $(1.30)             $  .20              $(1.72)             $  .37
Distributions From Net Investment
Income/(Loss):                                      --               $(.06)                --                  --
In Excess of Net Investment Income/(Loss):          --                  --                 --                  --


                                                            7


From Net Realized Gain/(Loss) on
Investments:                                     $(6.65)             $(.43)             $(1.52)              $(.11)
In Excess of Net Realized Gain on
Investments:                                        --                  --                 --                  --
Total Distributions:                             $(6.65)             $(.49)             $(1.52)              $(.11)

Net Asset Value, End of Year:                    $67.30              $17.97             $37.04               $18.95

Total return %:                                  (1.59)P               1.07P             (4.27)P               1.96P

Ratios/Supplemental Data

Expenses to Average Net Assets %:                 1.68Q                1.95Q              1.79Q                1.95Q
Net Investment Income/(Loss) to Average
Net Assets %:                                    (.50)Q                 .70Q             (1.00)Q               (.57)Q
Portfolio Turnover Rate %:                        29.8Q                95.4Q              31.2Q                24.3Q

Net assets, End of Year (thousands-$):        $11,704,727            $334,033          $2,505,019             $280,056



                                                 BALANCED           SMALL-CAP           FINANCIAL           FINANCIAL
SIX MONTHS ENDED                                  TRUST            VALUE TRUST        SERVICES FUND       SERVICES FUND
SEPTEMBER 30, 2000 (UNAUDITED)                PRIMARY CLASS       PRIMARY CLASS       PRIMARY CLASS          CLASS A
------------------------------                -------------       -------------       -------------          -------
Net Asset Value,
Beginning of Year:                               $12.20              $ 7.45              $ 9.18              $ 9.28

Investment Operations
Net Investment Income (Loss):                    $ .08R              $(.01)S             $(.02)T             $(.01)U
Net Realized & Unrealized Gain/(Loss)
on Investments:                                  $(.03)              $  .53              $ 1.72              $ 1.75

Total From Investment Operations:                $  .05              $  .52              $ 1.70              $ 1.76
Distributions From Net Investment
Income/(Loss):                                   $(.05)                 --                 --                  --
In Excess of Net Investment Income/(Loss):          --                  --                 --                  --
From Net Realized Gain/(Loss) on
Investments:                                        --                  --                 --                  --
In Excess of Net Realized Gain on
Investments:                                        --                  --                 --                  --
Total Distributions:                             $(.05)                 --                 --                  --

Net Asset Value, End of Year:                    $12.20              $ 7.97             $10.88               $11.04

Total return %:                                     .41P               6.98P             18.52P               18.97P,V

Ratios/Supplemental Data
Expenses to Average Net Assets %:                  1.85R,Q             2.00Q,S            2.14Q,T              1.50Q,U
Net Investment Income/(Loss) to Average
Net Assets %:                                      1.26R,Q            (.21)Q,S           (.41)Q,T             (.23)Q,U

Portfolio Turnover Rate %:                         34.9Q                40.7Q             59.2Q                59.2Q


                                                              8


Net assets, End of Year (thousands-$):            $36,509              $52,642           $38,768             $10,173



(P)  Not annualized.
(Q)  Annualized.
(R) Net of fees waived pursuant to a voluntary expense limitation of 1.85% of average daily net assets. If no fees had been waived by LMFM, the annualized ratio of expenses to average daily net assets would have been 2.09%.
(S) Net of fees waived pursuant to a voluntary expense limitation of 2.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been 2.58%.
(T) Net of fees waived pursuant to a voluntary expense limitation of 2.25% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been 3.19%.
(U) Net of fees waived pursuant to a voluntary expense limitation of 1.50% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been 2.55%.
(V)  Excluding sales charge on Class A shares.



                    THIS SUPPLEMENT IS DATED JANUARY 22, 2001


                                       9